Nature of Operations and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Results of Operations

The following presents the unaudited results of operations for the period June 28, 2022 (acquisition date) through October 31, 2022 of CIF.

For the Period June 28, 2022 through October 31, 2022
Revenues	$11,628,434
Net income	$370,167